Investment Securities (Investment) (Details) - USD ($) $ in Millions		3 Months Ended	12 Months Ended
		Mar. 31, 2016	Dec. 31, 2015
Schedule of Available-for-sale Securities [Line Items]
Amortized cost		$ 28,783	$ 28,783
Gross unrealized gains		4,444	3,599
Gross unrealized losses		(252)	(409)
Estimated fair value		32,974	31,973
Investments		32,974	31,973
Eliminations
Schedule of Available-for-sale Securities [Line Items]
Amortized cost		(5)	(4)
Gross unrealized gains		0	0
Gross unrealized losses		0	0
Estimated fair value		(5)	(4)
U.S. Government and federal agency
Schedule of Available-for-sale Securities [Line Items]
Investments		569
Mortgage-backed Securities, Issued by Private Enterprises [Member]
Schedule of Available-for-sale Securities [Line Items]
Investments		31
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Schedule of Available-for-sale Securities [Line Items]
Investments		569
GE
Schedule of Available-for-sale Securities [Line Items]
Amortized cost		93	139
Gross unrealized gains		9	14
Gross unrealized losses		(4)	(2)
Estimated fair value		97	151
Investments	[1]	97	151
GE | US Corporate
Schedule of Available-for-sale Securities [Line Items]
Amortized cost		3	2
Gross unrealized gains		0	0
Gross unrealized losses		0	0
Estimated fair value		3	3
GE | Corporate - non-U.S.
Schedule of Available-for-sale Securities [Line Items]
Amortized cost		1	1
Gross unrealized gains		0	0
Gross unrealized losses		0	0
Estimated fair value		1	1
GE | U.S. Government and federal agency
Schedule of Available-for-sale Securities [Line Items]
Amortized cost		49	49
Gross unrealized gains		0	0
Gross unrealized losses		0	0
Estimated fair value		49	49
GE | Available-for-sale Securities
Schedule of Available-for-sale Securities [Line Items]
Amortized cost		40	87
Gross unrealized gains		9	13
Gross unrealized losses		(4)	(2)
Estimated fair value		44	98
GE Capital
Schedule of Available-for-sale Securities [Line Items]
Amortized cost		28,695	28,648
Gross unrealized gains		4,435	3,585
Gross unrealized losses		(248)	(407)
Estimated fair value		32,882	31,827
Investments		32,882	31,827
GE Capital | US Corporate
Schedule of Available-for-sale Securities [Line Items]
Amortized cost		19,858	19,971
Gross unrealized gains		3,385	2,669
Gross unrealized losses		(156)	(285)
Estimated fair value		23,087	22,355
GE Capital | State and municipal
Schedule of Available-for-sale Securities [Line Items]
Amortized cost		3,924	3,910
Gross unrealized gains		556	407
Gross unrealized losses		(53)	(73)
Estimated fair value		4,428	4,245
GE Capital | Mortgage and asset-backed
Schedule of Available-for-sale Securities [Line Items]
Amortized cost		3,020	2,995
Gross unrealized gains		169	157
Gross unrealized losses		(33)	(35)
Estimated fair value		3,156	3,116
GE Capital | Corporate - non-U.S.
Schedule of Available-for-sale Securities [Line Items]
Amortized cost		782	759
Gross unrealized gains		102	96
Gross unrealized losses		(4)	(9)
Estimated fair value		880	846
GE Capital | Government - non-U.S.
Schedule of Available-for-sale Securities [Line Items]
Amortized cost		294	279
Gross unrealized gains		141	136
Gross unrealized losses		0	0
Estimated fair value		435	415
GE Capital | U.S. Government and federal agency
Schedule of Available-for-sale Securities [Line Items]
Amortized cost		705	623
Gross unrealized gains		64	104
Gross unrealized losses		0	0
Estimated fair value		768	727
GE Capital | Available-for-sale Securities
Schedule of Available-for-sale Securities [Line Items]
Amortized cost		112	112
Gross unrealized gains		18	16
Gross unrealized losses		(2)	(4)
Estimated fair value		$ 128	$ 123

[1]	(a) Represents the adding together of all affiliated companies except GE Capital, which is presented on a one-line basis.